SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 202,911	$ 47,198	$ 25,608
Leasing for PPE acquisition		0	750,389	0
Principal payment of financial lease	[1]	37,952	0	0
Financial charges capitalization		48,975	39,735	22,676
Increase in financial assets through a decrease in Other Receivables	[2]	$ 0	$ 144,773	$ 0

[1]	Paid through the offset of account receivables hold with the creditors. (See Note 13).
[2]	See Note 17.b.